Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income And Expense [Abstract]
Summary of Finance Income and Expense
The following table details the Group's finance income and expense:

	For the year ended December 31,
Finance income	2025	2024[1]	2023[1]
Interest income on bank deposits	7,640	21,093	32,280
Other finance income	1,356	2,786	49
Total finance income	8,996	23,879	32,329

Finance expense
Interest expense on credit facilities and financing obligations	(238,916)	(187,151)	(116,190)
Interest expense on related party, trade payables and financing liabilities[2]	(131,723)	(140,838)	(84,480)
Interest expense related to lease liabilities	(4,587)	(7,423)	(5,008)
Loss on debt modification - related party convertible instrument[3]	—	(2,761)	(7,553)
Other finance expenses	(9,964)	(3,009)	(11)
Total finance expenses	(385,190)	(341,182)	(213,242)